Mortgage Servicing Rights - Changes in Fair Value of Capitalized MSRs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Servicing Assets at Fair Value [Line Items]
Balance at beginning of period	$ 1,519	$ 1,837	$ 1,749
Rights purchased	42	35	65
Rights capitalized	957	619	639
Changes in fair value of MSRs
Due to fluctuations in market interest rates	(249)	(619)	(255)
Due to revised assumptions or models	(21)	33	6
Other changes in fair value	(548)	(386)	(367)
Balance at end of period	$ 1,700	$ 1,519	$ 1,837